Pensions and other post-employment benefits - US Investment Strategies (Details) € in Thousands	Dec. 31, 2019 EUR (€) plan	Dec. 31, 2018 EUR (€)
Defined benefit plans and post-employment benefits plans | Nokia ordinary shares
Investment strategies
Amount of Nokia instruments included in plan assets		€ 200
United States
Investment strategies
Pension target allocation range (as a percent)	100.00%
Percentage of plan assets (as a percent)	100.00%
Opeb target allocation (as a percent)	100.00%
Percentage of post employment plan assets (as a percent)	100.00%
Number of separate trusts in addition to the Master Trust | plan	2
United States | Nokia ordinary shares
Investment strategies
Amount of Nokia instruments included in plan assets	€ 100
United States | Nokia bonds
Investment strategies
Amount of Nokia instruments included in plan assets	€ 500	€ 500
Equity securities | United States
Investment strategies
Percentage of plan assets (as a percent)	1.00%
Opeb target allocation (as a percent)	42.00%
Percentage of post employment plan assets (as a percent)	42.00%
Investment allocation balance (as a percent)	17.00%
Fixed income securities | United States
Investment strategies
Percentage of plan assets (as a percent)	83.00%
Opeb target allocation (as a percent)	14.00%
Percentage of post employment plan assets (as a percent)	14.00%
Investment allocation balance (as a percent)	83.00%
Real estate | United States
Investment strategies
Percentage of plan assets (as a percent)	5.00%
Short-term investments | United States
Investment strategies
Opeb target allocation (as a percent)	44.00%
Percentage of post employment plan assets (as a percent)	44.00%
Private equity and other | United States
Investment strategies
Percentage of plan assets (as a percent)	11.00%
Minimum | Equity securities | United States
Investment strategies
Pension target allocation range (as a percent)	0.00%
Minimum | Fixed income securities | United States
Investment strategies
Pension target allocation range (as a percent)	77.00%
Minimum | Real estate | United States
Investment strategies
Pension target allocation range (as a percent)	4.00%
Minimum | Private equity and other | United States
Investment strategies
Pension target allocation range (as a percent)	6.00%
Maximum | Equity securities | United States
Investment strategies
Pension target allocation range (as a percent)	(6.00%)
Maximum | Fixed income securities | United States
Investment strategies
Pension target allocation range (as a percent)	(87.00%)
Maximum | Real estate | United States
Investment strategies
Pension target allocation range (as a percent)	(8.00%)
Maximum | Private equity and other | United States
Investment strategies
Pension target allocation range (as a percent)	13.00%